Pension and OPEB Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 1,817	$ 2,669	$ 2,740	$ 2,494
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	120	146	$ 145	$ 141
Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	20	9
Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	9
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	38	66
US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	13	16
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	67	139
International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	17
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	543	879
Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	28	37
US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	41	55
US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	2
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	41	50
Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	17	18
Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	750	1,198
Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	80	99
Fair Value, Inputs, Level 1 [Member] | Interest-bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	9
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	35	65
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	13	16
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	67	138
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	11	17
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	15	16
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	102	203
Fair Value, Inputs, Level 1 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	48	58
Fair Value, Inputs, Level 2 [Member] | Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	20	9
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	3	1
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	543	879
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	28	37
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	41	55
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	2
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	41	50
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	2
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	648	995
Fair Value, Inputs, Level 2 [Member] | Plan Assets [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	32	41
NAV [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,067	1,471
NAV [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 40	$ 47